Selected operating expenses and additional information (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011 Person	Dec. 31, 2010 Person
Personnel expenses for all payroll employees
Wages and salaries	€ 711,039	€ 648,869	€ 551,683
Social security expenses	58,180	52,550	42,468
Pension and retirement expenses	50,298	45,947	40,593
Share-based payments	18,714	12,430	12,109
Personnel expenses	€ 838,231	€ 759,796	€ 646,853
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	10,636	9,890	9,245
Temporary employees (in FTEs)	2,139	1,935	2,061
Payroll employees (in FTEs)	8,497	7,955	7,184
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	8,140	7,627	6,785
NETHERLANDS [Member]
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	4,620	4,313	3,805
Customer Support [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,538	2,478	2,236
SG&A [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	869	723	727
Industrial Engineering [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	637	420	398
Manufacturing & Logistics [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,856	2,852	2,659
R&D [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	3,736	3,417	3,225